Document And Entity Information	Nov. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	LINDBLAD EXPEDITIONS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35898
Entity, Tax Identification Number	27-4749725
Entity, Address, Address Line One	11 West 42nd Street, Suite 22 B3
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	261-9000
Title of 12(b) Security	Common Stock
Trading Symbol	LIND
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001512499